Stock-Based Compensation (Details) - USD ($)		1 Months Ended					12 Months Ended
	Oct. 06, 2018	Aug. 19, 2019	Mar. 20, 2018	Dec. 31, 2017	Dec. 28, 2016	Sep. 22, 2005	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Nov. 26, 2021	Mar. 21, 2016	Aug. 20, 2014	Oct. 07, 2013	Dec. 29, 2011
Stock-Based Compensation (Details) [Line Items]
Stock option												72,608	16,375	11,750
Exercise price												$ 15.04	$ 42.48	$ 18.4
Annual installment period	5 years	5 years	2 years
Vested in period						4 years
Exercisable period						10 years
Voting power						10.00%
Incentive stock options granted period						5 years
Granted stock options representing the right to purchase shares							$ 0	$ 8,888,000
Restricted shares							7,040,998
Stock options exercised							1,457,517
Shares exercises							371,527
Proceeds common stock							$ 270,000
Cashless exercises shares							1,085,990
Cashless exercises net shares							1,048,298
Total intrinsic value of stock options exercised							$ 24,200,000	$ 0	$ 0
Selling, general and administrative expenses							3,200,000	1,600,000	$ 200,000
Unrecognized compensation costs							$ 7,800,000	$ 11,000,000
Weighted average remaining vesting term							2 years 5 months 15 days	3 years 5 months 15 days	4 months 20 days
Compensation expense for restricted shares							$ 0	$ 0	$ 500,000
Maximum common stock Issue											7,374,900
Restricted stock expense							3,100,000
Unrecognized compensation costs related to restricted stock units							$ 126,300,000
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price range							$ 0.73
Maximum [Member] | Significant Shareholder Incentive Program [Member]
Stock-Based Compensation (Details) [Line Items]
Vested in period				15 years
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price range							$ 0.44
Minimum [Member] | Significant Shareholder Incentive Program [Member]
Stock-Based Compensation (Details) [Line Items]
Vested in period				10 years
Class A Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock shares						82,952,149
Series A Preferred Stock [Member] | Newegg Inc. [Member]
Stock-Based Compensation (Details) [Line Items]
Transferred shares										5,198,458
Restricted shares										5,090,157
Series A Preferred Stock [Member] | Newegg Inc. [Member] | Significant Shareholder Incentive Program [Member]
Stock-Based Compensation (Details) [Line Items]
Restricted shares				3,898,843
Legacy LLIT Stock Option Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock option															56,250
Exercise price															$ 11.6
Annual installment period					5 years